Loans Receivable, Net - Additional Information (Detail)	Dec. 31, 2016 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Securities received as collateral	¥ 93,170,665
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	4.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	14.40%